Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Rental Income from Lease Agreements as Lessor

The Group entered into lease agreements as lessor with both third parties and a related party.

	For the years ended December 31,
	2023	2024	2025
Rental Income
Third parties
Lishui Boyuan Education Consulting Co., Ltd.	-	-	628,931
Langfang Lizhi Education Consulting Co., Ltd.	-	-	330,189
Langfang Xingrun Aviation Service Co., Ltd.	-	-	16,509
Zhejiang Huapu Yifang Technology Co., Ltd.	-	-	4,666
Langfang Quantong Logistics Co., Ltd.	-	-	2,830

Related party
Lianwai Kindergarten	754,285	754,285	377,143
Total	754,285	754,285	1,360,268

Schedule of Group as a Lease

On December 31, 2025, the Group entered into another lease agreement with AVIC China Railway Education Technology Co., Ltd for education use, with a lease term from December 31, 2025 to March 30, 2031.

	As of December 31,
	2024	2025

Operating right-of-use assets	51,906,613	54,080,188

Operating lease payment liabilities, current	9,208,569	10,479,626
Operating lease payment liabilities, non-current	38,352,135	38,439,295
Total	47,560,704	48,918,921

Schedule of Lease Expense

For the years ended December 31 2023, 2024 and 2025, the lease expense was as follows:

	For the years ended December 31,
	2023	2024	2025

Operating leases expense	4,454,857	7,076,506	10,736,663
Short-term lease expense	1,295,043	377,430	308,926
Total	5,749,900	7,453,936	11,045,589

Schedule of Future Minimum Payments Under the Group’s Operating Leases

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2025:

For the years ended December 31,	RMB
2026	12,169,810
2027	12,830,189
2028	12,830,189
2029	12,830,189
Thereafter	2,452,830
Total lease payments	53,113,207
Less: imputed interest	(4,194,286)
Total operating lease liabilities	48,918,921